Fair Value Measurements - Changes in Level 3, Earnout (Details) - Recurring - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 0	$ 11,100
Payment of earn-out liability	0	(11,701)
Revaluations included in earnings	0	601
Balance at the end of the period	$ 0	$ 0